Summary of Significant Accounting Policies - Fair Value of Financial Instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Fair value of financial instruments
Gross unrealized gains	¥ 11,742	¥ 2,498
Gross unrealized losses	0	10,281
Impairment charges	¥ 48,634	0	¥ 0
Fair value of convertible senior notes		4,346,278			¥ 4,382,445
Convertible senior notes		4,058,181		$ 631,096	4,381,698
Recurring
Fair value of financial instruments
Available-for-sale investments- marketable equity securities		254,736			240,889
Available-for-sale investments-debt security		15,000			167,055
Recurring | Level 1
Fair value of financial instruments
Available-for-sale investments- marketable equity securities		254,736			240,889
Recurring | Level 2
Fair value of financial instruments
Available-for-sale investments-debt security		¥ 15,000			¥ 167,055